Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments
Financial assets and financial liabilities measured at fair value on a recurring basis
($ in millions)

At December 31, 2015:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit	$—	$2,856	$—	$2,856
Money market funds	2,069	—	—	2,069
Other securities	—	18	—	18
Total	2,069	2,874	—	4,943	(6)
Debt securities — current (2)	—	506	—	506	(6)
Debt securities — noncurrent (3)	1	6	—	8
Trading security investments (3)	28	—	—	28
Available-for-sale equity investments (3)	192	—	—	192
Derivative assets (4)
Interest rate contracts	—	656	—	656
Foreign exchange contracts	—	332	—	332
Equity contracts	—	6	—	6
Total	—	994	—	994	(7)
Total assets	$2,290	$4,381	$—	$6,671	(7)
Liabilities
Derivative liabilities (5)
Foreign exchange contracts	$—	$164	$—	$164
Equity contracts	—	19	—	19
Interest rate contracts	—	3	—	3
Total liabilities	$—	$186	$—	$186	(7)

(1) Included within cash and cash equivalents in the Consolidated Statement of Financial Position.

(2) Commercial paper and certificates of deposit reported as marketable securities in the Consolidated Statement of Financial Position.

(3) Included within investments and sundry assets in the Consolidated Statement of Financial Position.

(4) The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2015 were $292 million and $702 million, respectively.

(5) The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2015 were $164 million and $22 million, respectively.

(6) Available-for-sale securities with carrying values that approximate fair value.

(7) If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated

Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $139 million each.

($ in millions)

At December 31, 2014:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit	$—	$3,517	$—	$3,517
Commercial paper	—	764	—	764
Money market funds	662	—	—	662
U.S. government securities	—	410	—	410
Other securities	—	6	—	6
Total	662	4,697	—	5,359	(5)
Debt securities — noncurrent (2)	1	8	—	9
Trading security investments (2)	74	—	—	74
Available-for-sale equity investments (2)	243	—	—	243
Derivative assets (3)
Interest rate contracts	—	633	—	633
Foreign exchange contracts	—	775	—	775
Equity contracts	—	24	—	24
Total	—	1,432	—	1,432	(6)
Total assets	$980	$6,138	$—	$7,118	(6)
Liabilities
Derivative liabilities (4)
Foreign exchange contracts	$—	$177	$—	$177
Equity contracts	—	19	—	19
Total liabilities	$—	$196	$—	$196	(6)

(1) Included within cash and cash equivalents in the Consolidated Statement of Financial Position.

(2) Included within investments and sundry assets in the Consolidated Statement of Financial Position.

(3) The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2014 were $751 million and

$681 million, respectively.

(4) The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2014 were $165 million and $31 million, respectively.

(5) Available-for-sale securities with carrying values that approximate fair value.

(6) If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated

Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $97 million each.

Noncurrent debt and marketable equity securities available-for-sale and recorded at fair value
($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2015:	Cost	Gains	Losses	Value
Debt securities – noncurrent(1)	$5	$3	$—	$8
Available-for-sale equity investments(1)	$186	$6	$0	$192

(1) Included within investments and sundry assets in the Consolidated Statement of Financial Position.

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2014:	Cost	Gains	Losses	Value
Debt securities – noncurrent(1)	$7	$3	$—	$9
Available-for-sale equity investments(1)	$272	$2	$31	$243

(1) Included within investments and sundry assets in the Consolidated Statement of Financial Position.

Sales of debt and available-for-sale equity investments
($ in millions)

For the year ended December 31:	2015	2014	2013
Proceeds	$8	$21	$41
Gross realized gains (before taxes)	1	0	13
Gross realized losses (before taxes)	1	5	5

Unrealized gains/(losses) on available-for-sale debt and equity securities
($ in millions)

For the year ended December 31:	2015	2014
Net unrealized gains/(losses) arising during the period	$(33)	$(18)
Net unrealized (gains)/losses reclassified to net income *	53	3

*	Includes pre-tax writedowns of $86 million in 2015. There were no writedowns in 2014.

Fair Value of Derivative Instruments in the Consolidated Statement of Financial Position
Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance Sheet			Balance Sheet
At December 31:	Classification	2015	2014	Classification	2015	2014
Designated as hedging
instruments
Interest rate contracts	Prepaid expenses and			Other accrued
	other current assets	$—	$5	expenses and liabilities	$—	$0
	Investments and sundry
	assets	656	628	Other liabilities	3	—
Foreign exchange	Prepaid expenses and			Other accrued
contracts	other current assets	197	632	expenses and liabilities	70	50
	Investments and sundry
	assets	5	17	Other liabilities	19	21
	Fair value of derivative			Fair value of derivative
	assets	$858	$1,281	liabilities	$92	$72
Not designated as
hedging instruments
Foreign exchange	Prepaid expenses and			Other accrued
contracts	other current assets	$90	$90	expenses and liabilities	$75	$101
	Investments and sundry
	assets	40	37	Other liabilities	—	4
Equity contracts	Prepaid expenses and			Other accrued
	other current assets	6	24	expenses and liabilities	19	14
	Investments and sundry
	assets	—	0	Other liabilities	—	5
	Fair value of derivative			Fair value of derivative
	assets	$136	$151	liabilities	$94	$125

Total debt designated as
hedging instruments
Short-term debt		N/A	N/A		$—	$0
Long-term debt		N/A	N/A		$7,945	$7,747	*
Total		$994	$1,432		$8,131	$7,944	*

* Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to Note B, "Accounting Changes,"
for additional information.
N/A-not applicable

Effect of Derivative Instruments in the Consolidated Statement of Earnings

The Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated
	Statement of
	Earnings	Recognized on			Attributable to Risk
	Line Item	Derivatives(1)			Being Hedged(2)
For the year ended December 31:		2015	2014	2013	2015	2014	2013
Derivative instruments
in fair value hedges(5)
Interest rate contracts	Cost of financing	$108	$231	$(109)	$(1)	$(127)	$202
	Interest expense	94	206	(74)	(1)	(114)	138
Derivative instruments not
designated as hedging instruments(1)
Foreign exchange contracts	Other (income)
	and expense	127	(776)	(328)	N/A	N/A	N/A
Interest rate contracts	Other (income)
	and expense	(1)	34	—	N/A	N/A	N/A
Equity contracts	SG&A expense	(27)	51	164	N/A	N/A	N/A
	Other (income)
	and expense	(9)	(9)	—	N/A	N/A	N/A

Total		$291	$(263)	$(347)	$(1)	$(241)	$340

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
				Consolidated
				Statement of				Ineffectiveness and
	Effective Portion			Earnings	Effective Portion			Amounts Excluded from
For the year	Recognized in OCI			Line Item	Reclassified from AOCI			Effectiveness Testing(3)
ended December 31:	2015	2014	2013		2015	2014	2013	2015	2014	2013
Derivative instruments
in cash flow hedges
Interest rate contracts	$—	$—	$—	Interest expense	$0	$(1)	$—	$—	$—	$—

Foreign exchange				Other (income)
contracts	618	958	43	and expense	731	98	162	5	(1)	0
				Cost of sales	192	(15)	(34)	—	—	—
				SG&A expense	149	15	39	—	—	—
Instruments in net
investment hedges(4)
Foreign exchange
contracts	889	1,136	173	Interest expense	—	—	—	13	0	3

Total	$1,507	$2,095	$216		$1,072	$97	$167	$18	$(1)	$3

(1)   The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)   The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)   The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.

(4)   Instruments in net investment hedges include derivative and non-derivative instruments.

(5) For the years ended December 31, 2015 and December 31, 2014, fair value hedges resulted in a loss of $2 million and a gain of $ 4 million in ineffectiveness, respectively. There were no amounts recorded as ineffectiveness on fair value hedges for the year ended December 31, 2013.

N/A—Not applicable